Asset Retirement Obligations - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis
Balance, beginning of year	$ 362	$ 500
Obligations acquired (note 3)	13	0
New obligations	14	7
Obligations settled	(4)	(2)
Disposals	(1)	(6)
Revision in estimated cash flow	(10)	(129)
Accretion expense	17	19
Foreign exchange translation	(6)	(21)
Total	385	368
Less: current portion (included in accounts payable and accrued liabilities)	(6)	(6)
Balance, end of year	$ 379	$ 362